Share-based compensation Share-based payments - Outstanding Stock Options (Details) - 12 months ended Dec. 31, 2019	€ / shares shares	$ / shares shares
EUR-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	88,740	88,740
Weighted average remaining contractual life of outstanding options (years)	4 years 1 month 28 days	4 years 1 month 28 days
EUR-denominated Option Awards | 20 - 25
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	7,260	7,260
Weighted average remaining contractual life of outstanding options (years)	24 days	24 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 20
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 25
EUR-denominated Option Awards | 25 - 40
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	8,060	8,060
Weighted average remaining contractual life of outstanding options (years)	1 year 8 months 19 days	1 year 8 months 19 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 25
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 40
EUR-denominated Option Awards | 40 - 50
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	9,290	9,290
Weighted average remaining contractual life of outstanding options (years)	2 years 9 months 18 days	2 years 9 months 18 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 40
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 50
EUR-denominated Option Awards | 50 - 60
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	7,273	7,273
Weighted average remaining contractual life of outstanding options (years)	3 years 11 months 19 days	3 years 11 months 19 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 50
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 60
EUR-denominated Option Awards | 60 - 70
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	15,318	15,318
Weighted average remaining contractual life of outstanding options (years)	3 years 11 months 4 days	3 years 11 months 4 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 60
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 70
EUR-denominated Option Awards | 70 - 80
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	14,115	14,115
Weighted average remaining contractual life of outstanding options (years)	5 years 4 months 17 days	5 years 4 months 17 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 70
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 80
EUR-denominated Option Awards | 80 - 90
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	13,625	13,625
Weighted average remaining contractual life of outstanding options (years)	5 years 10 months 6 days	5 years 10 months 6 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 80
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 90
EUR-denominated Option Awards | 90 - 100
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	13,799	13,799
Weighted average remaining contractual life of outstanding options (years)	5 years 8 months 8 days	5 years 8 months 8 days
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 90
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 100
EUR-denominated Option Awards | 100 - 110
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding options (years)	0 years	0 years
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 100
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 110
US-denominated Option Awards
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	55,549	55,549
Weighted average remaining contractual life of outstanding options (years)	4 years 4 months 24 days	4 years 4 months 24 days
US-denominated Option Awards | 20 - 25
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding options (years)	0 years	0 years
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 20
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 25
US-denominated Option Awards | 25 - 40
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	6,518	6,518
Weighted average remaining contractual life of outstanding options (years)	1 year 1 month 6 days	1 year 1 month 6 days
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 25
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 40
US-denominated Option Awards | 40 - 50
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	562	562
Weighted average remaining contractual life of outstanding options (years)	1 year 9 months 18 days	1 year 9 months 18 days
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 40
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 50
US-denominated Option Awards | 50 - 60
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	2,869	2,869
Weighted average remaining contractual life of outstanding options (years)	2 years 8 months 12 days	2 years 8 months 12 days
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 50
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 60
US-denominated Option Awards | 60 - 70
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	423	423
Weighted average remaining contractual life of outstanding options (years)	3 years 1 month 6 days	3 years 1 month 6 days
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 60
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 70
US-denominated Option Awards | 70 - 80
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	1,059	1,059
Weighted average remaining contractual life of outstanding options (years)	3 years 3 months 18 days	3 years 3 months 18 days
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 70
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 80
US-denominated Option Awards | 80 - 90
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	12,449	12,449
Weighted average remaining contractual life of outstanding options (years)	4 years 9 months 18 days	4 years 9 months 18 days
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 80
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 90
US-denominated Option Awards | 90 - 100
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	21,957	21,957
Weighted average remaining contractual life of outstanding options (years)	5 years	5 years
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 90
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 100
US-denominated Option Awards | 100 - 110
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	9,712	9,712
Weighted average remaining contractual life of outstanding options (years)	5 years 8 months 12 days	5 years 8 months 12 days
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 100
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 110